Report of Votes of Stockholders

The Annual Meeting of Stockholders was held on September 29, 2021. Stockholders voted to elect four Class I Directors to serve until the Annual Meeting of Stockholders in 2024, or until their successors are elected and qualified. The Class II Directors (which include Michael J. Cosgrove, Deborah C. McLean and George W. Morriss (preferred stock only)) and the Class III Directors (which include Joseph V. Amato, Martha C. Goss and James G. Stavridis) continue to hold office until the Annual Meeting of Stockholders in 2022 and 2023, respectively, or until their successors are elected and qualified.

To elect four Class I Directors to serve until the Annual Meeting of Stockholders in 2024 or until their successors are elected and qualified.

CALIFORNIA

Shares of Common and Preferred Stock	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Marc Gary	4,366,637	180,600	—	—
Michael M. Knetter	4,342,023	205,214	—	—
Tom D. Seip	4,343,810	203,427	—	—

Shares of Preferred Stock	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Peter P. Trapp	550	—	—	—
MUNICIPAL

Shares of Common and Preferred Stock	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Marc Gary	15,967,364	223,936	—	—
Michael M. Knetter	15,846,072	345,228	—	—
Tom D. Seip	15,814,675	376,625	—	—

Shares of Preferred Stock	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Peter P. Trapp	1,704	—	—	—
NEW YORK

Shares of Common and Preferred Stock	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Marc Gary	3,798,417	778,770	—	—
Michael M. Knetter	3,800,078	777,109	—	—
Tom D. Seip	3,800,078	777,109	—	—

Shares of Preferred Stock	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Peter P. Trapp	463	—	—	—